Derivatives and Hedging Activities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Foreign currency exchange gain	$ (507,420)	$ (186,763)	$ (204,065)
Gains reclassified from accumulated other comprehensive income (loss) to revenue	38,427	27,973	4,332,000
Net losses reclassified from accumulated other comprehensive income (loss) to operating expenses	19,908	6,256
Designated as hedging instruments
Derivative [Line Items]
Derivatives used in net investment hedges	646,219	411,881
Foreign currency exchange gain	45,505	4,484
Not designated as hedging instruments | Embedded derivatives
Derivative [Line Items]
Net gain (loss) on embedded derivatives	0	0	3,807
Not designated as hedging instruments | Economic hedges of embedded derivatives
Derivative [Line Items]
Net gain (loss) on embedded derivatives	2,884	(2,287)	(2,602)
Not designated as hedging instruments | Foreign currency forward and option contracts
Derivative [Line Items]
Gains (losses) from foreign currency forward contracts	$ 74,173	$ 24,319	$ 12,657